SUBSEQUENT EVENTS (Details) - Subsequent event - USD ($)	Aug. 01, 2023	Jul. 28, 2023
SUBSEQUENT EVENTS
Extension deposit for extending term to complete its initial business combination		$ 200,000
Number of months by which the extension term is extended		1 month
Unsecured promissory note
SUBSEQUENT EVENTS
Aggregate principal amount	$ 200,000
Non-interest bearing and payable term	15 months